Summary of comparison by class of carrying amount and fair value of the group's financial instruments (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Financial liabilities, at fair value
Financial liabilities at fair value through profit or loss, category [member] | Share warrant [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities
Financial liabilities, at fair value
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,087,409	3,362,798
Financial liabilities, at fair value	5,087,409	3,362,798
Financial liabilities at amortised cost, category [member] | Trade and Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,176,353	2,437,317
Financial liabilities, at fair value	2,176,353	2,437,317
Financial liabilities at amortised cost, category [member] | Borrowings short term and long term [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,396,494	358,580
Financial liabilities, at fair value	2,396,494	358,580
Financial liabilities at amortised cost, category [member] | Other liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	514,562	566,901
Financial liabilities, at fair value	514,562	566,901
Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,274,497	3,423,644
Financial assets, at fair value	4,274,497	3,423,644
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,061,209	1,934,713
Financial assets, at fair value	3,061,209	1,934,713
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	503,601	800,282
Financial assets, at fair value	503,601	800,282
Financial assets at amortised cost, category [member] | Term deposits [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	587,375	568,264
Financial assets, at fair value	587,375	568,264
Financial assets at amortised cost, category [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	122,312	120,385
Financial assets, at fair value	₨ 122,312	₨ 120,385